Income and related expenses (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income And Related Expenses
Bank slip costs	$ 33,963	$ 36,149	$ 46,480
Rewards expenses	42,422	36,885	29,624
Credit and debit card network costs	54,987	22,705	24,986
Other transactional expenses	45,055	21,380	25,725
Total transactional expenses	$ 176,427	$ 117,119	$ 126,815